[FORTIS LOGO] -REGISTERED TRADEMARK-

                                  [GRAPHIC]

     A DISCIPLINED, CONSISTENT

             APPROACH TO INVESTING . . .


                                                          FORTIS
                                                          SECURITIES FUND, INC.
                                                          SEMI-ANNUAL REPORT
                                                          January 31, 1999

FORTIS SECURITIES, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            8

STATEMENT OF OPERATIONS                                        8

STATEMENTS OF CHANGES IN NET ASSETS                            9

NOTES TO FINANCIAL STATEMENTS                                 10

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND OFFICERS                               12

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                   SECURITIES
                                                      INC.
                                                 --------------
JANUARY 31, 1999:
TOTAL NET ASSETS.............................    $ 116,890,098
MARKET PRICE PER SHARE.......................    $       8.750
SHARES OUTSTANDING...........................       12,643,661

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31,
   1999:
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $        9.55
  End of period..............................    $        9.24

DISTRIBUTIONS FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $   4,551,434
  Dividends per share........................    $        .360

PORTFOLIO ALLOCATION AS OF 1/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade          51.8%
Corporate Bonds - Non-Investment Grade      19.9%
Asset Backed Securities                     12.6%
U.S. Government Agencies                    11.4%
U.S. Treasury Securities                     3.9%
Cash Equivalents/Receivables                 0.3%
Other                                        0.1%

TOP 10 HOLDINGS AS OF 1/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FNMA (6.00%) 2029                                        3.3%
 2.  Green Tree Financial Corp. (7.65%) 2019 ABS              2.7%
 3.  DLJ Mortgage Acceptance Corp. (8.50%) 2001 ABS           2.6%
 4.  Nationsbank Corp. (7.25%) 2025                           2.3%
 5.  Georgia-Pacific Corp. (9.625%) 2022                      2.1%
 6.  United Airlines (10.02%) 2014                            2.1%
 7.  U.S. Treasury Note (5.25%) 2003                          2.0%
 8.  Time Warner Entertainment (8.375%) 2033                  1.9%
 9.  GTE Corp. (7.90%) 2027                                   1.9%
10.  Midland Reality Acceptance Corp. (7.635%) 2028           1.9%

DEAR SHAREHOLDER,

The second half of 1998 was marked by a turbulent summer that prompted a radical change in investors behavior as well as in the Federal Reserve's monetary policy. Asia's problems which seemed in the first half of the year to have been somewhat contained, resurfaced in August in a more dramatic way. Russia defaulted on its foreign debt and Latin America looked like it was catching the wave of the global economic slowdown. Investors "flight to quality" (expressed as a greater demand for safety and liquidity) and their lack of appetite for what became viewed as riskier investments, pushed the yield on U.S. Treasuries lower, and the premium on corporate bond yields to historic highs. This swift shift in demand shocked the markets and drained liquidity from the financial system, prompting the Federal Reserve to reverse its tightening bias and to lower the federal funds rate in a series of three .25% moves. By the first week of October the yield on the 30-year Treasury fell to 4.72%, a full 1% from the end of July, the end of our prior fiscal year. However, by the end of January 1999, the bond had moved back up to 5.10%.

Fortis Securities Fund has income as a primary objective, with a large concentration in higher yielding securities and virtually no U.S. Treasuries. This environment had a negative impact on the valuation of the portfolio, the fund had a market value total return of 1.14% and a net asset value total return of .62% for the six months ended January 31, 1999. However, the moderate credit risk profile of the funds' corporate bonds and the limited prepayments of our mortgage-backed securities despite lower Treasury yields, shielded the portfolio and kept the income stream sustained at a highly competitive level. For the six months ended January 31, 1999, Fortis Securities Fund provided a distribution yield of 8.23% on market value, the highest in its competitive universe (Lipper Closed-End Investment Grade Bond Funds).

Looking ahead to the second half of the fiscal year, we anticipate that the U.S economy will continue to grow, but at a moderate pace, as production is impacted by ailing economies in Asia and Latin America. Reduction in exports will be associated with further reduction in prices, leading to a moderate inflation level. This environment is favorable for the bond market as it supports low interest rates and good performance from corporate bonds which currently offer historically wide spread to yields of comparable government obligations.

Sincerely,

/s/ Dean C. Kopperud                          /s/ Howard G. Hudson
Dean C. Kopperud                              Howard G. Hudson
President                                     Vice President

March 12, 1999

FORTIS SECURITES, INC.
Schedule of Investments
January 31, 1999 (Unaudited)

ASSET BACKED SECURITIES - 12.57%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 COMMERCIAL LOANS - 2.94%
   $2,000,000    Midland Realty Acceptance Corp., 7.635% Ser
                   1996-C1 Class A3 8-15-2028.................    AAA       $   2,143,438    $   2,219,120
    1,100,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................    AA            1,109,525        1,212,662
                                                                            -------------    -------------
                                                                                3,252,963        3,431,782
                                                                            -------------    -------------
                 HOUSING - 0.73%
      826,631    Green Tree Recreational, Equipment & Consumer
                   Trust, 6.71% Ser 1998-A Class A1H
                   5-15-2029..................................    AAA             823,172          853,198
                                                                            -------------    -------------
                 MANUFACTURED HOMES - 3.39%
    3,000,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................    Aa2*          2,988,281        3,115,641
    1,000,000    Green Tree Financial Corp., 7.76% Ser 1997-1
                   Class B2 3-15-2028.........................    Ba1*            999,846          843,594
                                                                            -------------    -------------
                                                                                3,988,127        3,959,235
                                                                            -------------    -------------
                 MULTI-FAMILY LOANS - 4.76%
    1,000,000    DLJ Mortgage Acceptance Corp., 8.80%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1993-12 Class B1 9-18-2003.................    NR              982,500        1,020,760
    3,000,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Class
                   A2 4-18-2001...............................    A             3,023,906        3,067,830
    1,500,000    J.P. Morgan Commercial Mtg Finance Corp.,
                   7.35% Ser 1997-C5 Class D 9-15-2029........    BBB           1,543,359        1,479,300
                                                                            -------------    -------------
                                                                                5,549,765        5,567,890
                                                                            -------------    -------------
                 WHOLE LOAN RESIDENTIAL - 0.75%
      841,660    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................    AA              841,138          878,524
                                                                            -------------    -------------
                 TOTAL ASSET BACKED SECURITIES................              $  14,455,165    $  14,690,629
                                                                            -------------    -------------
                                                                            -------------    -------------

CORPORATE BONDS - INVESTMENT GRADE - 51.80%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 AIR FREIGHT - 1.79%
   $  972,621    Federal Express, 7.50% Pass Thru Certificate
                   Ser 1997-A 1-15-2018.......................    AAA       $     972,621    $   1,035,433
    1,000,000    Federal Express, 7.84% Pass Thru Certificate
                   Ser 1996-B2 1-30-2018......................    BBB+          1,000,000        1,062,400
                                                                            -------------    -------------
                                                                                1,972,621        2,097,833
                                                                            -------------    -------------
                 AIRLINES - 4.48%
    1,000,000    AMR Corp., 10.00% Deb 4-15-2021..............    BBB-          1,163,626        1,276,397
    1,200,000    Delta Airlines, 10.50% Pass Thru Certificate
                   4-30-2016..................................    BBB           1,451,442        1,558,608
    2,000,000    United Airlines, 10.02% Deb 3-22-2014........    BBB           2,390,833        2,406,420
                                                                            -------------    -------------
                                                                                5,005,901        5,241,425
                                                                            -------------    -------------
                 AUTOMOBILE MANUFACTURERS - 0.98%
    1,000,000    Chrysler Corp., 7.40% Deb 8-1-2097...........    A+              999,140        1,149,661
                                                                            -------------    -------------
                 BANKS - 4.66%
    1,000,000    Comerica Bank, 7.875% 9-15-2026..............    A-              988,240        1,119,309
    1,500,000    Keystone Financial Funding Corp., 7.30%
                   Medium Term Note 5-15-2004.................    BBB+          1,497,058        1,592,541
    2,500,000    Nationsbank Corp., 7.25% Sub Note
                   10-15-2025.................................    A             2,330,582        2,733,430
                                                                            -------------    -------------
                                                                                4,815,880        5,445,280
                                                                            -------------    -------------
                 BROKERAGE AND INVESTMENT - 1.33%
    1,500,000    Lehman Brothers Holdings, Inc., 7.375% Sr
                   Note 5-15-2004.............................    A             1,495,275        1,558,434
                                                                            -------------    -------------
                 CABLE TELEVISION - 5.39%
    1,000,000    Comcast Cable Communications, Inc., 8.50%
                   Note 5-1-2027 (with rights)................    BBB-            998,314        1,200,965
      750,000    Cox Communications, Inc., 6.95% 1-15-2028....    A-              747,247          811,561
    1,500,000    Telecommunications, Inc., 9.80% Sr Note
                   2-1-2012...................................    AA-           1,658,835        2,035,174
    1,800,000    Time Warner Entertainment, 8.375% Sr Note
                   7-15-2033..................................    BBB           1,732,559        2,250,805
                                                                            -------------    -------------
                                                                                5,136,955        6,298,505
                                                                            -------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 CHEMICALS - 2.08%
   $  600,000    Agrium, Inc., 7.70% 2-1-2017.................    BBB       $     594,440    $     595,331
    2,000,000    Equistar Chemical, 7.55% 2-15-2026...........    BBB-          1,872,308        1,830,550
                                                                            -------------    -------------
                                                                                2,466,748        2,425,881
                                                                            -------------    -------------
                 DIVERSIFIED FINANCE - 1.31%
    1,500,000    AT&T Capital Corp., 7.50% 11-15-2000.........    BBB           1,498,750        1,528,752
                                                                            -------------    -------------
                 ENERGY - 1.77%
    1,500,000    Apache Corp, 7.70% 3-15-2026.................    BBB+          1,494,637        1,558,983
      500,000    NGC Corp. Capital Trust, 8.32% 6-1-2027......    BBB             500,000          510,037
                                                                            -------------    -------------
                                                                                1,994,637        2,069,020
                                                                            -------------    -------------
                 FINANCIAL SERVICES - 0.40%
      406,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................    A+              417,408          466,900
                                                                            -------------    -------------
                 FOOD SERVICE - 0.89%
    1,000,000    Sysco Corp., 6.50% 8-1-2028..................    AA-             996,868        1,035,284
                                                                            -------------    -------------
                 FOREIGN - GOVERNMENT - 1.44%
    1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003...    A+            1,637,670        1,683,660
                                                                            -------------    -------------
                 FOREST PRODUCTS - 3.42%
    2,150,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................    BBB-          2,169,818        2,413,018
    1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002..........    BBB           1,494,960        1,583,218
                                                                            -------------    -------------
                                                                                3,664,778        3,996,236
                                                                            -------------    -------------
                 HOUSING - 1.26%
    1,500,000    Pulte Corp., 7.625% Note 10-15-2017..........    BBB           1,478,880        1,470,477
                                                                            -------------    -------------
                 INDUSTRIAL - 1.64%
      800,000    CBS Corp., 7.875% Deb 9-1-2023...............    BBB-            884,594          891,134
    1,000,000    Monsanto Co., 6.60% 12-1-2028 (i)............    A               996,406        1,030,200
                                                                            -------------    -------------
                                                                                1,881,000        1,921,334
                                                                            -------------    -------------
                 MEDIA - 2.28%
      750,000    Belo (A.H.) Corp., 7.25% Note 9-15-2027......    BBB-            745,635          779,402
    1,500,000    News America Holdings, 8.875% Deb
                   4-26-2023..................................    BBB-          1,488,956        1,880,517
                                                                            -------------    -------------
                                                                                2,234,591        2,659,919
                                                                            -------------    -------------
                 MISCELLANEOUS - 2.06%
    1,150,000    Minneapolis MN Community Development Agency,
                   11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                   6-1-2007...................................    A-            1,176,875        1,261,705
    1,000,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Ser D 8-1-2005 (Prerefunded
                   8-1-2001 @103).............................    A-              995,453        1,144,684
                                                                            -------------    -------------
                                                                                2,172,328        2,406,389
                                                                            -------------    -------------
                 NATURAL GAS TRANSMISSIONS - 4.02%
    1,500,000    Columbia Gas Systems, 7.62% 11-28-2025.......    BBB+          1,422,209        1,578,510
    1,500,000    Tennessee Gas Pipeline, 7.625% 4-1-2037......    BBB           1,481,902        1,596,938
      500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                   10-14-2025.................................    A-              500,000          524,921
    1,000,000    Williams Holdings, 6.50%, 12-1-2008..........    BBB-            995,444        1,002,458
                                                                            -------------    -------------
                                                                                4,399,555        4,702,827
                                                                            -------------    -------------
                 OIL-CANADIAN - 0.83%
    1,000,000    Talisman Energy, Inc., 7.25% 10-15-2027......    BBB+            993,217          971,747
                                                                            -------------    -------------
                 OIL-OFFSHORE DRILLING - 0.71%
    1,000,000    Seagull Energy Corp., 7.50% Sr Note
                   9-15-2027..................................    BBB-            995,498          827,670
                                                                            -------------    -------------
                 OIL-REFINING - 1.35%
    1,500,000    Coastal Corp., 7.42% Note 2-15-2037..........    BBB-          1,427,302        1,576,937
                                                                            -------------    -------------
                 RAILROAD AND RAILROAD EQUIPMENT - 0.74%
      750,000    CSX Corp., 7.90% Deb 5-1-2017................    BBB             749,582          860,252
                                                                            -------------    -------------

FORTIS SECURITES, INC.
Schedule of Investments (continued)
January 31, 1999 (Unaudited)

CORPORATE BONDS - INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 REAL ESTATE-INVESTMENT TRUST - 0.81%
   $1,000,000    Meditrust, 7.82% Note 9-10-2026..............    BB        $   1,000,000    $     951,867
                                                                            -------------    -------------
                 RETAIL-DEPARTMENT STORES - 1.30%
    1,400,000    Dayton Hudson Co., 7.875% 6-15-2023..........    A-            1,410,241        1,524,067
                                                                            -------------    -------------
                 TELECOMMUNICATIONS - 0.94%
    1,000,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................    A               998,197        1,100,290
                                                                            -------------    -------------
                 TELEPHONE SERVICES - 1.91%
    2,000,000    GTE Corp., 7.90% 2-1-2027....................    A             2,000,000        2,229,488
                                                                            -------------    -------------
                 UTILITIES-ELECTRIC - 2.01%
      750,000    Puget Sound Energy, Inc., 7.02% Medium Term
                   Note 12-1-2027.............................    A-              750,000          774,500
    1,500,000    Texas Utilities Electric Capital V, 8.175%
                   1-30-2037..................................    BBB           1,500,000        1,571,567
                                                                            -------------    -------------
                                                                                2,250,000        2,346,067
                                                                            -------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....              $  56,093,022    $  60,546,202
                                                                            -------------    -------------
                                                                            -------------    -------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 19.93%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 AIRLINES - 0.48%
   $  500,000    Northwest Airlines Trust No. 2, 13.875% Sub
                   Aircraft Note Ser D 6-21-2008..............    Ba1*      $     500,000    $     561,875
                                                                            -------------    -------------
                 APPAREL - 0.45%
      500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................    B-              491,202          530,000
                                                                            -------------    -------------
                 BROADCASTING - 0.47%
      500,000    Chancellor Media, 9.00% 10-1-2008............    B               552,500          550,000
                                                                            -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES - 0.44%
      500,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007.............................    B-              490,758          507,500
                                                                            -------------    -------------
                 CABLE TELEVISION - 1.09%
      500,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                   Sub Note 1-15-2006.........................    B-              549,425          552,500
    1,000,000    United International Holdings, 10.75% Sr Disc
                   Note 2-15-2008 (Zero coupon through
                   2-15-2003, thereafter 10.75%) (f)..........    B               656,092          663,750
      500,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................    CC              494,207           62,500
                                                                            -------------    -------------
                                                                                1,699,724        1,278,750
                                                                            -------------    -------------
                 CHEMICALS - 1.19%
      500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................    B               511,361          535,000
    1,000,000    Sterling Chemicals, Inc., 11.75% Sr Sub Note
                   8-15-2006..................................    B+            1,036,237          860,000
                                                                            -------------    -------------
                                                                                1,547,598        1,395,000
                                                                            -------------    -------------
                 CONSUMER GOODS - 0.24%
      250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................    B-              231,232          276,250
                                                                            -------------    -------------
                 FOOD-MISCELLANEOUS - 1.29%
      172,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........    B+              171,365          172,000
      500,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006...    B               500,000          470,000
      500,000    Luigino's, Inc., 10.00% Sr Note 2-1-2006
                   (e)........................................    B-              500,000          500,000
      500,000    RAB Holdings, Inc., 13.00% Sr Note 5-1-2008
                   (e)........................................    CCC             505,408          370,000
                                                                            -------------    -------------
                                                                                1,676,773        1,512,000
                                                                            -------------    -------------
                 FOREIGN - GOVERNMENT - 0.33%
      500,000    United Mexican States, 6.25% Secured Note Ser
                   W-B 12-31-2019.............................    BB              377,564          381,250
                                                                            -------------    -------------
                 FOREST PRODUCTS - 0.46%
      500,000    Stone Container Corp., 12.58% Sr Note
                   8-1-2016...................................    B               500,000          536,250
                                                                            -------------    -------------

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                        Market
     Amount                                                      Rating       Cost (b)         Value (c)
   -----------                                                  ---------   -------------    -------------
                 HOTEL AND GAMING - 1.24%
   $1,500,000    HMH Properties, 7.875% Sr Note 8-1-2008......    BB        $   1,495,864    $   1,451,250
                                                                            -------------    -------------
                 INDUSTRIAL - 0.66%
    1,000,000    Intelcom Group (USA), Inc., 10.88% 5-1-2006
                   (Zero coupon through 5-1-2001, thereafter
                   12.50%) (f)................................    NR              818,460          770,000
                                                                            -------------    -------------
                 LEISURE TIME-AMUSEMENTS - 0.48%
       86,615    Capital Gaming International, Inc., 12.00% Sr
                   Note 5-15-2001 (e).........................    NR                    0                8
      500,000    Showboat Marina Casino & Finance Corp.,
                   13.50% First Mtg Bond 3-15-2003............    BB-             500,000          563,750
                                                                            -------------    -------------
                                                                                  500,000          563,758
                                                                            -------------    -------------
                 MORTGAGE BACKED SECURITIES - 0.35%
      678,404    Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                   Pass Thru Certificate Class B 8-1-2018
                   (e)........................................    NR              515,417          407,043
                                                                            -------------    -------------
                 PUBLISHING - 0.91%
      500,000    Affinity Group Holding, 11.00% Sr Note
                   4-1-2007...................................    B               503,880          513,750
      500,000    Garden State Newspapers, 12.00% Sr Sub Note
                   7-1-2004...................................    B+              557,531          545,000
                                                                            -------------    -------------
                                                                                1,061,411        1,058,750
                                                                            -------------    -------------
                 RESTAURANTS AND FRANCHISING - 1.13%
      370,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................    B               398,560          381,100
      900,000    Tricon Global Restaurants, Inc., 7.65% Sr
                   Note 5-15-2008.............................    BB              926,326          941,115
                                                                            -------------    -------------
                                                                                1,324,886        1,322,215
                                                                            -------------    -------------
                 RETAIL-GROCERY - 0.88%
    1,000,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                   2-15-2004..................................    B-            1,015,241        1,030,000
                                                                            -------------    -------------
                 TELECOMMUNICATIONS - 6.38%
    1,000,000    Dobson Communications Corp., 11.75% Sr Note
                   4-15-2007..................................    NR              957,230        1,065,000
    1,000,000    E Spire Communications, Inc., 13.75%
                   7-15-2007..................................    NR            1,095,517          900,000
      500,000    Globalstar L.P. Capital Corp., 10.75% Sr Note
                   11-1-2004..................................    B               494,781          367,500
    1,000,000    Hyperion Communications, Inc., 10.47% Sr Disc
                   Note 4-15-2003 (Zero coupon through
                   4-15-2001, thereafter 13.00%) (f)..........    B+              823,193          770,000
      500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................    B-              479,788          462,500
      500,000    Microcell Telecommunications, Inc., 12.52% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (f)..........    B3*             375,161          388,750
    1,000,000    Nextel Communications, Inc., 9.84% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (f)..........    CCC+            723,389          685,000
      500,000    Nextlink Communications, L.L.C., 12.50% Sr
                   Note 4-15-2006.............................    B               500,000          538,750
    1,050,000    Omnipoint Corp., 11.625% Sr Note Ser A
                   8-15-2006..................................    CCC+            811,210          829,500
    1,000,000    Orbcomm Global LP Capital, 14.00% Sr Note
                   8-15-2004..................................    B-            1,032,160        1,100,000
      333,000    RSL Communications Ltd., 12.25% Sr Note
                   11-15-2006.................................    B-              332,713          346,320
                                                                            -------------    -------------
                                                                                7,625,142        7,453,320
                                                                            -------------    -------------
                 TEXTILE MANUFACTURING - 0.73%
      500,000    Anvil Knitwear, Inc., 10.875% Sr Note
                   3-15-2007..................................    B-              514,869          325,000
      500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................    B+              522,818          532,500
                                                                            -------------    -------------
                                                                                1,037,687          857,500
                                                                            -------------    -------------
                 TRANSPORTATION - 0.73%
    1,000,000    Stena Line AB, 10.625% Sr Note 6-1-2008......    B+            1,005,469          855,000
                                                                            -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................              $  24,466,928    $  23,297,711
                                                                            -------------    -------------
                                                                            -------------    -------------

FORTIS SECURITES, INC.
Schedule of Investments (continued)
January 31, 1999 (Unaudited)

U.S. GOVERNMENT SECURITIES - 15.27%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -
                 1.55%
                 MORTGAGE BACKED SECURITIES:
   $  434,076    8.00% 2001...................................   $     444,928    $     443,978
      212,681    9.00% 2022...................................         226,173          224,578
      413,066    10.50% 2017..................................         440,948          455,405
      202,321    11.25% 2010..................................         218,823          226,284
      183,699    11.50% 2014-2015.............................         201,643          206,662
      180,049    11.75% 2010..................................         190,852          203,456
                                                                 -------------    -------------
                                                                     1,723,367        1,760,363
                                                                 -------------    -------------
                 REMIC-IO & IO-ETTE:
        7,374    10.90% Trust #1404-E Interest Only Strip
                   IO-ette 2006 (e)(g)........................           1,854           55,621
                                                                 -------------    -------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE
                   CORPORATION................................       1,725,221        1,815,984
                                                                 -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.86%
                 MORTGAGE BACKED SECURITIES:
    4,000,000    6.00% 2029 (h)...............................       3,954,688        3,958,304
    1,761,289    7.50% 2027...................................       1,807,133        1,812,477
    1,623,892    8.00% 2024-2025..............................       1,644,435        1,685,804
      854,367    10.50% 2014-2020.............................         899,731          925,120
      532,152    11.00% 2011-2018.............................         547,560          581,542
       24,309    11.25% 2011..................................          25,236           26,702
       68,071    12.00% 2014..................................          72,474           75,814
      105,121    12.50% 2015..................................         118,721          118,261
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       9,069,978        9,184,024
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                 1.96%
                 MORTGAGE BACKED SECURITIES:
      790,573    9.00% 2021...................................         796,873          843,443
    1,350,675    9.50% 2019-2020..............................       1,404,376        1,446,715
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       2,201,249        2,290,158
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES - 3.89%
                 BONDS:
      550,000    5.27% Zero Coupon Strip 2009 (f).............         314,020          318,510
      270,000    8.125% 2021..................................         348,556          366,188
                                                                 -------------    -------------
                                                                       662,576          684,698
                                                                 -------------    -------------
                 NOTES:
    2,300,000    5.25% 2003...................................       2,358,824        2,359,657
    1,500,000    5.875% 1999..................................       1,501,315        1,509,845
                                                                 -------------    -------------
                                                                     3,860,139        3,869,502
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............       4,522,715        4,554,200
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............   $  17,519,163    $  17,844,366
                                                                 -------------    -------------
                                                                 -------------    -------------

COMMON STOCKS AND WARRANTS - 0.07%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 APPAREL - 0.03%
          500    Hosiery Corp. of America, Inc. Class A
                   (a)(e).....................................   $       8,460    $      32,000
                                                                 -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS - 0.00%
          500    Highwaymaster Communications, Inc. (Warrants)
                   (a)(e).....................................           5,000               45
                                                                 -------------    -------------
                 LEISURE TIME-AMUSEMENTS - 0.00%
        6,000    Hemmeter Enterprises, Inc. (Warrants)
                   (a)(e).....................................          24,000                1
                                                                 -------------    -------------

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 TELECOMMUNICATIONS - 0.04%
          500    RSL (Warrants) (a)(e)........................   $         500    $      45,030
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS AND WARRANTS.............          37,960           77,076
                                                                 -------------    -------------
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $ 112,572,238    $ 116,455,984
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS - 1.85%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                                         Value (c)
   -----------                                                                    -------------
                 BANKS - 1.85%
   $2,162,000    U.S. Bank N.A. Money Market Variable Rate Time Deposit,
                   Current rate - 4.86%........................................   $   2,162,000
                                                                                  -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST: $114,734,238) (B)......   $ 118,617,984
                                                                                  -------------
                                                                                  -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1999, the cost of securities for federal income tax purposes was $114,734,238 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 6,265,891
          Unrealized depreciation...........................   (2,382,145)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 3,883,746
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.54% of total net assets as of January 31, 1999.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio manangement as illiquid securities:

Period Acquired     Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  -----------
1999                    86,615   Capital Gaming International, Inc., 12.00% 5-15-2001                             $       0
1993                     7,374   FHLMC Remic Trust #1404-E IO-ette 2006                                               1,854
1994                     6,000   Hemmeter Enterprises, Inc. (Warrants) - 144A                                        24,000
1998                       500   Highwaymaster Communications, Inc. (Warrants) - 144A                                 5,000
1994                       500   Hosiery Corp. of America, Class A - 144A                                             8,460
1998                   500,000   Luigino's Inc., 10.00% Sr Note 2-1-2006 - 144A                                     500,000
1998                   500,000   RAB Holdings, Inc., 13.00% Sr Note 5-1-2008                                        505,408
1996                       500   RSL (Warrants) - 144A                                                                  500
1993                   678,404   Sandia Mortgage Corp., 2018-restricted                                             515,417

     The aggregate value of these securities at January 31, 1999, was $1,409,748 which represents 1.21% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at January 31, 1999, based upon the estimated timing and amount of future cash flows.
 (h) The cost of securities purchased on a when-issued basis at January 31, 1999, was $3,954,688.
 (i) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at January 31, 1999, was 1,030,200, which represents .88% of the total net assets.
  * Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

(Unaudited)

January 31, 1999

--------------------------------------------------------------------------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $114,734,238)................  $118,617,984
  Cash on deposit with custodian............................        21,415
  Receivables:
    Investment securities sold..............................     1,770,706
    Interest and dividends..................................     2,357,234
  Prepaid expenses..........................................         6,714
                                                              ------------
TOTAL ASSETS................................................   122,774,053
                                                              ------------
LIABILITIES:
  Cash portion of dividends payable ($.060 per share).......       758,620
  Payable for investment securities purchased...............     5,007,188
  Payable for investment advisory and management fees.......        72,193
  Accounts payable and accrued expenses.....................        45,954
                                                              ------------
TOTAL LIABILITIES...........................................     5,883,955
                                                              ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000,000 shares outstanding
    12,643,661 shares.......................................   132,751,440
  Unrealized appreciation of investments....................     3,883,746
  Undistributed net investment income.......................       181,206
  Accumulated net realized loss from sale of investments....   (19,926,294)
                                                              ------------
TOTAL NET ASSETS............................................  $116,890,098
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE...................................         $9.24
                                                              ------------
                                                              ------------

FORTIS SECURITIES, INC.

Statement of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1999

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income.........................................  $ 4,950,613
                                                              ------------
  Expenses:
    Investment advisory and management fees.................      360,151
    Legal and auditing fees.................................       13,107
    Custodian fees..........................................        3,630
    Shareholders' notices and reports.......................       27,726
    Directors' fees and expenses............................        9,326
    Exchange listing fees...................................       13,611
    Other...................................................       10,182
                                                              ------------
  Total expenses............................................      437,733
                                                              ------------
NET INVESTMENT INCOME.......................................    4,512,880
                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss on investments..........................   (2,278,346)
  Net change in unrealized depreciation of investments in
    securities..............................................   (1,516,543)
                                                              ------------
NET LOSS ON INVESTMENTS.....................................   (3,794,889)
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   717,991
                                                              ------------
                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                            FOR THE
                                                           SIX-MONTH
                                                         PERIOD ENDED
                                                          JANUARY 31,       FOR THE
                                                             1999         YEAR ENDED
                                                          (UNAUDITED)    JULY 31, 1998
                                                         -------------   -------------
OPERATIONS:
  Net investment income................................  $   4,512,880   $   9,262,695
  Net realized gain (loss) on investments..............     (2,278,346)      1,120,419
  Net change in unrealized appreciation (depreciation)
    of investments in securities.......................     (1,516,543)        197,289
                                                         -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...        717,991      10,580,403
                                                         -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...........................     (4,551,434)     (9,334,311)
                                                         -------------   -------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from 1,481 and 20,730 shares issued as a
    result of reinvested dividends.....................          2,623         189,866
                                                         -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     (3,830,820)      1,435,958
NET ASSETS:
  Beginning of period..................................    120,720,918     119,284,960
                                                         -------------   -------------
  End of period (includes undistributed net investment
    income of $181,206 and $219,760, respectively).....  $ 116,890,098   $ 120,720,918
                                                         -------------   -------------
                                                         -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1999, Fortis Securities Fund entered into outstanding when-issued or forward commitments of $3,954,688.

   Consistent with its ability to purchase securities on a when-issued basis, Fortis Securities Fund has entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll. As of January 31, 1999, there were no outstanding Dollar Rolls.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the period ended January 31, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $17,287,315 and $15,074,152, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $17,647,948 at July 31, 1998, which, if not offset by subsequent capital gains, will expire in 1999 through 2005. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 1999, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1999, was $1,409,748 which represents 1.21% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 12). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $2,520 for the period ended January 31, 1999, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                             Year Ended July 31,
                                            1999**      -------------------------------------------------------------
                                           (UNAUDITED)    1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.55     $    9.45    $    8.97    $    9.18    $    9.33    $   10.24
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............        .36           .73          .72          .78          .84          .93
  Net realized and unrealized income
    (loss) on investments and foreign
    currency transactions...............       (.31)          .11          .49         (.20)        (.11)        (.89)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        .05           .84         1.21          .58          .73          .04
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........       (.36)         (.74)        (.70)        (.78)        (.87)        (.95)
  Excess distributions of net realized
    gains...............................         --            --         (.03)        (.01)        (.01)          --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (.36)         (.74)        (.73)        (.79)        (.88)        (.95)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   9.24     $    9.55    $    9.45    $    8.97    $    9.18    $    9.33
                                           ---------    ---------    ---------    ---------    ---------    ---------
Per-share market value, end of period...   $  8.750     $   9.000    $   8.688    $   7.875    $   8.750    $   9.625
Total investment return, market value
  @.....................................       1.14%        12.29%       20.27%       (1.36%)        .25%       (8.16%)
Total investment return, net asset value
 @ @....................................        .62%         9.50%       14.83%        6.93%        8.46%         .01%
Net assets end of period (000s
  omitted)..............................   $116,890     $ 120,721    $ 119,285    $ 113,151    $ 115,642    $ 115,350
Ratio of expenses to average daily net
  assets................................        .74%*         .76%         .76%         .80%         .78%         .76%
Ratio of net investment income to
  average daily net assets..............       7.62%*        7.68%        7.91%        8.47%        9.33%        9.30%
Portfolio turnover rate.................         13%           44%         130%          67%          75%         125%

*      Annualized.
**     For the six-month period ended January 31, 1999.
@ Total investment return, market value, is based on the change in market price of a share durning the period and assumses reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share durning the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday The Wall Street Journal and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed
ANNUITIES              & Variable Annuity
TAX-DEFERRED           Masters Variable Annuity    FIXED ACCOUNT
INVESTING                                          MONEY MARKET SUBACCOUNT
                       Empower Variable            U.S. GOVERNMENT
                       Annuity                     SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc. an established money
manager, as well as Fortis Investors, Inc., a broker dealer           [GRAPHIC]
with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits
Insurance Company and Time Insurance Company.

Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

[GRAPHIC] FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS AT (800) 800-2638.




[FORTIS LOGO]-REGISTERED TRADEMARK-                          ---------------
                                                                Bulk Rate
FORTIS FINANCIAL GROUP                                         U.S. Postage
P.O. BOX 64284                                                    PAID
ST. PAUL, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN
                                                             ---------------
FORTIS SECURITIES
FUND, INC.




[RECYCLE LOGO] Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

[FORTIS LOGO] -REGISTERED TRADEMARK- and Fortis -REGISTERED TRADEMARK- are registered servicemarks of Fortis AMEV and Fortis AG.

95351 (3/99)